Related Party Transactions (Details) - Schedule of Advance to a Related Company - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Advances to a related company		$ 92	$ 97